FINANCIAL CONTRACT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about financial contract liability [Table Text Block]
$
Balance at January 1, 2016 (US$5,207)	7,207
Accretion expense (US$222)	296
Foreign exchange gain	(214)
Adjustment to financial contract liability (US$47)	(63)
Balance at December 31, 2016 (US$5,382)	7,226
Foreign exchange gain	(474)
Balance at December 31, 2017 (US$5,382)	6,752